Property, Plant And Equipment	12 Months Ended
Dec. 31, 2020
Regulated Operations [Abstract]
Property, Plant And Equipment	PROPERTY, PLANT AND EQUIPMENT

(in millions)	Cost	Accumulated Depreciation	Net Book Value
2020
Distribution
Electric	$11,921	$(3,223)	$8,698
Gas	5,546	(1,422)	4,124
Transmission
Electric	15,888	(3,413)	12,475
Gas	2,360	(719)	1,641
Generation	6,441	(2,550)	3,891
Other	4,178	(1,347)	2,831
Assets under construction	2,012	—	2,012
Land	326	—	326
	$48,672	$(12,674)	$35,998

2019
Distribution
Electric	$11,396	$(3,125)	$8,271
Gas	5,277	(1,330)	3,947
Transmission
Electric	15,207	(3,293)	11,914
Gas	2,267	(681)	1,586
Generation	6,380	(2,472)	3,908
Other	4,042	(1,327)	2,715
Assets under construction	1,329	—	1,329
Land	318	—	318
	$46,216	$(12,228)	$33,988
Electric distribution assets are those used to distribute electricity at lower voltages (generally below 69 kilovolts ("kV")). These assets include poles, towers and fixtures, low-voltage wires, transformers, overhead and underground conductors, street lighting, meters, metering equipment and other related equipment. Gas distribution assets are those used to transport natural gas at low pressures (generally below 2,070 kilopascals ("kPa")) or a hoop stress of less than 20% of standard minimum yield strength. These assets include distribution stations, telemetry, distribution pipe for mains and services, meter sets and other related equipment.

Electric transmission assets are those used to transmit electricity at higher voltages (generally at 69 kV and higher). These assets include poles, wires, switching equipment, transformers, support structures and other related equipment. Gas transmission assets are those used to transport natural gas at higher pressures (generally at 2,070 kPa and higher) or a hoop stress of 20% or more of standard minimum yield strength. These assets include transmission stations, telemetry, transmission pipe and other related equipment.

Generation assets are those used to generate electricity. These assets include hydroelectric and thermal generation stations, gas and combustion turbines, coal-fired generating stations, dams, reservoirs, photovoltaic systems, wind resources and other related equipment.

Other assets include buildings, equipment, vehicles, inventory, information technology assets and Aitken Creek.

As at December 31, 2020, assets under construction were primarily associated with ongoing transmission projects at ITC and the addition of wind-powered electric generating capacity at UNS Energy.

The cost of PPE under finance lease as at December 31, 2020 was $322 million (2019 - $514 million) and related accumulated depreciation was $111 million (2019 - $206 million) (Note 15).

Jointly Owned Facilities

UNS Energy and ITC hold undivided interests in jointly owned generating facilities and transmission systems, are entitled to their pro rata share of the PPE, and are proportionately liable for the associated operating costs and liabilities. As at December 31, 2020, interests in jointly owned facilities consisted of the following.

	Ownership		Accumulated	Net Book
(in millions, except as noted)	(%)	Cost	Depreciation	Value
Transmission Facilities	1.0-80.0	$980	$(381)	$599
Springerville Common Facilities (1)	86.0	505	(251)	254
San Juan Unit 1 ("San Juan")	50.0	370	(304)	66
Springerville Coal Handling Facilities	83.0	268	(121)	147
Four Corners Units 4 and 5 ("Four Corners")	7.0	235	(97)	138
Gila River Common Facilities	50.0	108	(36)	72
Luna Energy Facility ("Luna")	33.3	74	(2)	72
		$2,540	$(1,192)	$1,348
(1) In December 2020 TEP purchased an additional 32.2% undivided interest in the Springerville Common Facilities, previously recorded as a finance lease (Note 15). Also in December 2020, TEP sold a 14% interest in the Springerville Common Facilities.